Debt - Narrative (2017) (Details)			1 Months Ended	2 Months Ended	7 Months Ended	9 Months Ended
	Jul. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Carrying value of debt						$ 391,512,000		$ 379,000,000
Collateral coverage required (percent) (no less than)						95.00%
Mortgage held on present value of proven oil and gas reserves (percent)	85.00%
Net proceeds from issuance of debt					$ 0	$ 400,000,000
Unsecured debt | 2026 Notes
Debt Instrument [Line Items]
Principal amount of debt issued			$ 400,000,000
Interest rate			7.00%
Net proceeds from issuance of debt			$ 392,000,000
Aggregate principal amount able to be redeemed (percent)			35.00%
Redemption price in event of change in control			101.00%
Predecessor
Debt Instrument [Line Items]
Net proceeds from issuance of debt				$ 0
Predecessor | Senior notes | Predecessor's Senior Notes
Debt Instrument [Line Items]
Carrying value of debt									$ 833,800,000
Fair value of debt									522,200,000
Line of credit | Pre-Emergence Credit Facility
Debt Instrument [Line Items]
Total borrowings									898,000,000
Available borrowing capacity									0
Line of credit | Emergence Credit Facility
Debt Instrument [Line Items]
Total borrowings			$ 400,000,000
Maximum borrowing capacity		$ 550,000,000		$ 550,000,000
Letters of credit outstanding			6,000,000
Line of credit | RBL Facility
Debt Instrument [Line Items]
Total borrowings								379,000,000
Available borrowing capacity	$ 100,000,000					393,000,000
Maximum borrowing capacity	1,500,000,000.0
Letters of credit outstanding						$ 7,000,000		$ 21,000,000	$ 6,000,000
Initial borrowing commitment	$ 500,000,000
Borrowing base			400,000,000				$ 400,000,000
Reduction to borrowing base			$ 100,000,000
Reduction by portion of face value of 2026 Notes (percent)			25.00%
Maximum borrowing capacity with lender approval							$ 575,000,000
Commitment fee (percent)	0.50%
Leverage ratio (no more than)						4.00		4.0
Current ratio (at least)						1.00		1.0
Reduction to borrowing base if unsecured indebtedness is incurred (percent)								25.00%
Letters of credit | RBL Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 25,000,000
LIBOR | Minimum | Line of credit | Emergence Credit Facility
Debt Instrument [Line Items]
Applicable margin (percent)		3.25%
LIBOR | Minimum | Line of credit | RBL Facility
Debt Instrument [Line Items]
Applicable margin (percent)	2.50%
LIBOR | Maximum | Line of credit | Emergence Credit Facility
Debt Instrument [Line Items]
Applicable margin (percent)		4.25%
LIBOR | Maximum | Line of credit | RBL Facility
Debt Instrument [Line Items]
Applicable margin (percent)	3.50%
Customary base rate | Minimum | Line of credit | Emergence Credit Facility
Debt Instrument [Line Items]
Applicable margin (percent)		2.25%
Customary base rate | Minimum | Line of credit | RBL Facility
Debt Instrument [Line Items]
Applicable margin (percent)	1.50%
Customary base rate | Maximum | Line of credit | Emergence Credit Facility
Debt Instrument [Line Items]
Applicable margin (percent)		3.25%
Customary base rate | Maximum | Line of credit | RBL Facility
Debt Instrument [Line Items]
Applicable margin (percent)	2.50%
On or after February 15, 2021 | Unsecured debt | 2026 Notes
Debt Instrument [Line Items]
Redemption price (percent)			107.00%
Prior to February 15, 2021 | Unsecured debt | 2026 Notes
Debt Instrument [Line Items]
Redemption price (percent)			100.00%